UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-09373
Oppenheimer Senior Floating Rate Fund
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)
Robert G. Zack, Esq.
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end: July 31
Date of reporting period: 01/31/2010

Item 1. Reports to Stockholders.
January 31, 2010
MANAGEMENT COMMENTARIES
     An Interview with Your Fund’s Managers
SEMIANNUAL REPORT
     Listing of Top Holdings
     Listing of Investments
     Financial Statements
In the Barron’s/Lipper Best Mutual-Fund Families Survey, based on 2009 performance, OppenheimerFunds was ranked 7 out of 61 mutual fund families.
Source: “Best Mutual-Fund Families,” Barron’s, February 1, 2010. See page 2 for specific information on the methodology used to determine the rankings in the Barron’s/Lipper Best Fund Families survey. Past performance does not guarantee future results.

TOP HOLDINGS AND ALLOCATIONS
Top Ten Corporate Loan Industries

Media	20.1%
Health Care Providers & Services	9.6
Commercial Services & Supplies	8.3
Electric Utilities	6.2
Chemicals	5.8
Aerospace & Defense	5.0
Hotels, Restaurants & Leisure	4.6
Oil, Gas & Consumable Fuels	4.0
Diversified Telecommunication Services	3.7
IT Services	3.2
Portfolio holdings and allocations are subject to change. Percentages are as of January 31, 2010, and are based on net assets.
Credit Allocation

AAA	2.9%
BBB	0.9
BB	28.2
B	49.9
CCC	8.9
CC	0.4
C	0.9
D	4.8
Not Rated	3.1
Portfolio holdings and allocations are subject to change. Percentages are as of January 31, 2010, and are dollar-weighted based on the total market value of investments. Securities rated by any rating organization are included in the equivalent Standard & Poor’s rating category. Average credit quality and credit allocation include rated securities and those not rated by a national rating organization but which have been assigned a rating by the Manager for internal purposes in categories similar to those of the rating agencies; they represented 9.2% of the Fund’s investments at the end of this reporting period.
9 | OPPENHEIMER SENIOR FLOATING RATE FUND

NOTES
Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.
Investors should consider the Fund’s investment objectives, risks, expenses and other charges carefully before investing. The Fund’s prospectus and, if available, the Fund’s summary prospectus contain this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at www.oppenheimerfunds.com. Read the prospectus and, if available, the summary prospectus carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Oppenheimer Senior Floating Rate Fund is a continuously offered closed-end fund whose shares are not listed on any stock exchange or national quotation service. The Fund’s shares are not redeemable for cash daily but the Fund seeks to provide a degree of liquidity to shareholders by making quarterly offers to repurchase a portion of the Fund’s shares. However, there can be no assurance that the Fund will be able to repurchase all shares tendered in a particular repurchase offer. Shares of the Fund are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested. Shares of the Fund will fluctuate and the Fund is not a money market fund. The Fund is not intended as an investor’s only investment, but to complement other holdings.
On February 26, 2010, the Fund made the following announcement: the Board of Trustees of the Fund has determined that it is in the best interest of the Fund’s shareholders that the Fund convert from a closed-end investment company to an open-end investment company. Conversion of the Fund from a closed-end investment company to an open-end investment company (the “Conversion”) will provide shareholders with the ability to redeem their shares on a daily basis at net asset value, less applicable sales charge. Additionally, if the Conversion is approved, certain fundamental investment policies regarding quarterly repurchases that are currently in place would be eliminated.
The Conversion is conditioned upon, among other things, approval by the Fund’s shareholders. If approved by the shareholders, the Conversion is expected to take place on or about June 18, 2010. Please see the Fund’s prospectus for additional information.
Class A shares of the Fund were first publicly offered on 9/8/99. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 3.50%.
10 | OPPENHEIMER SENIOR FLOATING RATE FUND

Class B shares of the Fund were first publicly offered on 9/8/99. Unless otherwise noted, a 3% early withdrawal charge applies to Class B shares repurchased in the first year after purchase, 2% in the second year, 1.5% during the third and fourth years, and 1% during the fifth year. Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B shares uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.50% asset-based sales charge (the Board of Trustees can increase the fee to 0.75%).
Class C shares of the Fund were first publicly offered on 9/8/99. Unless otherwise noted, Class C shares are shown net of the applicable 1% early withdrawal charge for the one-year period. Class C shares are subject to an annual 0.50% asset-based sales charge (the Board of Trustees can increase the fee to 0.75%).
Class Y shares of the Fund were first publicly offered on 11/28/05. Class Y shares are offered only to fee-based clients of dealers that have a special agreement with the Distributor, to certain institutional investors under a special agreement with the Distributor, and to present or former officers, directors, trustees or employees (and their eligible family members) of the Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals.
An explanation of the calculation of performance is in the Fund’s Statement of Additional Information.
11 | OPPENHEIMER SENIOR FLOATING RATE FUND

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended January 31, 2010.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
12   |   OPPENHEIMER SENIOR FLOATING RATE FUND

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
Actual	August 1, 2009	January 31, 2010	January 31, 2010

Class A	$1,000.00	$1,136.00	$8.70

Class B	1,000.00	1,132.50	12.16

Class C	1,000.00	1,133.10	11.24

Class Y	1,000.00	1,138.00	6.86

Hypothetical
(5% return before expenses)

Class A	1,000.00	1,017.09	8.22

Class B	1,000.00	1,013.86	11.49

Class C	1,000.00	1,014.72	10.62

Class Y	1,000.00	1,018.80	6.48
Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated fund, based on the 6-month period ended January 31, 2010 are as follows:

Class	Expense Ratios

Class A	1.61%

Class B	2.25

Class C	2.08

Class Y	1.27
The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund’s Manager that can be terminated at any time, without advance notice. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
13   |   OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS January 31, 2010 / Unaudited

	Principal
	Amount	Value

Corporate Loans—103.9%

Consumer Discretionary—31.2%

Auto Components—0.9%
Dana Corp., Sr. Sec. Credit Facilities Term Loan, 7.25%, 1/30/15[1]	$12,870,532	$12,433,847

Automobiles—3.1%
Chrysler LLC, Sr. Sec. Credit Facilities Term Loan, Tranche B1, 8/3/13[2]	56,441,304	670,240

Ford Motor Co., Sr. Sec. Credit Facilities Term Loan, Tranche B, 3.24%-3.56%, 12/16/13[1]	46,407,316	43,515,166

		44,185,406

Hotels, Restaurants & Leisure—4.6%
BLB Wembley plc, Sr. Sec. Credit Facilities 1st Lien Term Loan, 7/18/11[2,3]	7,875,682	5,001,058

BLB Wembley plc, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 7/25/13[2,3,4]	8,000,000	440,000

CCM Merger, Inc./MotorCity Casino, Sr. Sec. Credit Facilities Term Loan, Tranche B, 5.48%, 7/13/12[1]	2,500,000	2,476,043

Cannery Casino Resorts LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 2.481%, 5/4/13[1]	3,011,695	2,665,350

Cannery Casino Resorts LLC, Sr. Sec. Credit Facilities Term Loan, Delayed Draw, 2.482%, 5/4/13[1]	3,987,749	3,529,158

Golden Nugget, Inc., Sr. Sec Credit Facilities 1st Lien Term Loan, Delayed Draw, 2%, 6/30/14[1]	1,439,375	1,057,041

Golden Nugget, Inc., Sr. Sec Credit Facilities 1st Lien Term Loan, 2%, 6/8/14[1]	604,298	443,781

Golden Nugget, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, Tranche 2L, 3.51%, 12/31/14[1,3]	7,000,000	2,677,500

Harrah’s Operating Co., Inc., Sr. Sec. Credit Facilities Term Loan:
Tranche B1, 3%-3.249%, 1/28/15[1]	4,554,229	3,772,181
Tranche B2, 3.249%, 1/28/15[1]	4,890,018	4,057,189
Tranche B3, 3%, 1/28/15[1]	2,575,777	2,132,663

Las Vegas Sands Corp., Sr. Sec. Credit Facilities Term Loan, Delayed Draw, Tranche B, 2.01%, 5/23/14[1]	7,052,559	6,230,499

Las Vegas Sands Corp., Sr. Sec. Credit Facilities Term Loan, Delayed Draw, 2.01%, 5/8/14[1]	3,299,189	2,914,629

MGM Mirage, Inc., Sr. Sec. Credit Facilities Term Loan, 6%, 10/3/11[1]	12,457,100	12,013,316

Quiznos Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 2.563%, 5/5/13[1]	5,897,907	5,079,572

Turtle Bay Resort, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 9/13/10[2,4]	2,207,050	659,908

Venetian Macao Ltd., Sr. Sec. Credit Facilities Term Loan:
Tranche B Add-On, 4.76%, 5/25/13[1]	1,006,402	960,957
Tranche B, 4.76%, 5/25/13[1]	2,126,208	2,030,197
F1   |   OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

Hotels, Restaurants & Leisure Continued
Venetian Macao Ltd., Sr. Sec. Credit Facilities Term Loan, Delayed Draw, 4.76%, 5/25/11[1]	$8,466,917	$8,084,585

		66,225,627

Household Durables—0.4%
Sleep Innovations, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 3/5/15[2,3,4,5]	4,024,162	2,112,685

Springs Window Fashions Division, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 3.063%, 12/30/12[1]	4,188,970	3,785,781

		5,898,466

Media—20.1%
Advanstar Communications, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 2.501%, 5/15/14[1]	6,586,579	4,907,001

Alpha Media Group, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 5.10%, 5/15/13[1,3,5,8]	16,933,567	7,196,766

American Media Operations, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 9.863%, 1/30/13[1]	11,459,978	10,838,274

Carmike Cinemas, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.50%, 1/27/16[1]	2,065,000	2,067,152

Cengage Learning Holdings II LP, Sr. Sec. Credit Facilities Incremental Term Loan, 7.50%, 7/3/14[1,3]	6,964,646	6,995,117

Cengage Learning Holdings II LP, Sr. Sec. Credit Facilities Term Loan, 2.75%, 7/4/14[1]	5,479,624	4,879,912

Cequel Communications LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 4.731%-4.751%, 5/5/14[1]	16,950,000	16,638,239

Charter Communications Operation LLC, Sr. Sec. Credit Facilities 3rd Lien Term Loan, 6.658%, 9/1/14[1]	16,843,750	15,338,340

Charter Communications, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche T2 Add-On, 7.151%, 3/6/14[1]	10,882,120	11,172,314

Cinram International, Inc., Sr. Sec. Credit Facilities Term Loan, 2.279%, 5/6/11[1]	18,432,027	16,220,183

Clear Channel Communications, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.881%, 1/29/16[1]	6,921,077	5,626,836

FoxCo Acquisition Sub LLC, Sr. Sec. Credit Facilities Term Loan, Tranche B, 7.397%-7.50%, 7/14/15[1]	15,924,280	15,187,782

Gray Television, Inc., Sr. Sec. Credit Facilities Term Loan, 3.75%, 12/31/14[1]	11,670,365	10,751,324

Hit Entertainment, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 2.25%-2.528%, 8/5/12[1]	10,238,186	8,996,806

ION Media Networks, Inc., Sr. Sec. Credit Facilities Term Loan, Debtor in Possession, 15%, 2/28/10[1,3]	2,970,732	3,564,878

Live Nation, Inc./SFX Entertainment, Inc., Sr. Sec. Credit Facilities Term Loan, 3.49%-3.51%, 6/21/13[1,3]	5,230,416	5,047,350
F2   |   OPPENHEIMER SENIOR FLOATING RATE FUND

	Principal
	Amount	Value

Media Continued
Mediacom Communications Corp./MCC Iowa LLC, Sr. Sec. Credit Facilities Term Loan, Tranche E, 3.50%-6.50%, 1/3/16[1]	$7,658,857	$7,773,740

Merrill Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.803%-13.94%, 11/15/13[1,3,5]	28,426,869	17,979,995

Metro-Goldwyn-Mayer Studios, Inc., Sr. Sec. Credit Facilities Term Loan:
Tranche B Add-On, 20.219%, 4/8/12[1,6]	8,266,250	4,988,169
Tranche B, 20.219%, 4/8/12[1,6]	20,191,731	12,184,458

Mission Broadcasting, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5%, 10/1/12[1,3]	2,117,516	2,072,519

Nexstar Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5%-6.164%, 10/1/12[1,3]	2,003,187	1,960,619

Paxson Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 1/15/12[2]	22,364,810	6,215,561

Penton Media, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 2.499%-2.506%, 2/1/13[1]	24,624,519	18,443,764

Philadelphia Newspapers, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 6/29/13[2,3]	2,444,102	574,364

Sinclair Broadcast Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.50%, 10/16/15[1]	8,000,000	8,054,000

Star Tribune Co., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche A, 8%, 9/28/14[1,3]	1,611,645	1,466,597
Tranche B, 10.01%, 9/28/14[1,3,5]	1,074,430	977,731

TWCC Holding Corp., Sr. Sec. Credit Facilities Term Loan, 7.151%, 9/14/15[1]	4,987,374	5,036,210

Univision Communications, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 2.501%, 9/29/14[1]	12,566,762	10,977,066

Wide Open West Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 2.75%-4.685%, 6/30/14[1]	568,175	526,035

Wide Open West Finance LLC, Sr. Sec. Credit Facilities Term Loan, 6.50%, 6/18/14[1]	6,690,000	6,719,269

Young Broadcasting, Inc., Sr. Sec. Credit Facilities Term Loan, 11/3/12[2]	35,499,313	28,421,638

Zuffa LLC, Sr. Sec. Credit Facilities Incremental Term Loan, Tranche B, 7.50%, 6/18/15[1]	8,024,888	8,085,074

		287,885,083

Multiline Retail—0.8%
General Growth Properties, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche A, 2/24/10[2]	12,402,011	12,014,449

Specialty Retail—1.2%
Burlington Coat Factory Warehouse Corp., Sr. Sec. Credit Facilities Term Loan, 2.51%-7.16%, 5/28/13[1]	10,630,953	9,945,640

Pilot Travel Centers LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.25%, 11/12/15[1]	6,730,000	6,804,508

		16,750,148
F3   |   OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

Textiles, Apparel & Luxury Goods—0.1%
Hanesbrands, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.25%, 12/10/15[1]	$2,000,000	$2,029,166

Consumer Staples—3.0%

Food & Staples Retailing—0.7%
Rite Aid Corp., Sr. Sec. Credit Facilities Term Loan:
Tranche T2, 1.99%, 6/4/14[1]	4,736,050	4,254,550
Tranche T4, 9.50%, 6/4/15[1]	5,000,000	5,243,750

		9,498,300

Food Products—1.9%
American Seafoods Group LLC, Sr. Sec. Credit Facilities Term Loan:
Tranche B1, 3.999%, 9/28/12[1]	2,299,341	2,238,025
Tranche B2, 3.999%, 9/30/12[1]	600,000	584,000

Dole Food Co., Inc., Sr. Sec. Credit Facilities Prefunded Letter of Credit Term Loan, 8%, 4/12/13[1]	925,299	935,966

Dole Food Co., Inc., Sr. Sec. Credit Facilities Term Loan:
Tranche B, 8%, 4/12/13[1]	1,835,446	1,856,605
Tranche C, 8%, 4/12/13[1]	8,519,807	8,618,024

Pinnacle Foods Finance LLC, Sr. Sec. Credit Facilities Term Loan, Tranche B, 2.981%, 4/2/14[1]	13,311,895	12,640,057

		26,872,677

Personal Products—0.4%
Levlad Natural Products Group LLC, Sr. Sec. Credit Facilities Term Loan, 3/8/14[2,3]	27,614,893	6,431,978

Energy—5.4%

Energy Equipment & Services—1.4%
Global Geophysical Services, Inc., Sr. Sec. Credit Facilities Term Loan, 8.25%, 12/10/14[1]	12,339,167	11,660,513

Precision Drilling Trust, Sr. Sec. Credit Facilities Term Loan, Tranche B1, 9.123%, 9/23/14[1,3]	7,958,061	8,042,616

		19,703,129

Oil, Gas & Consumable Fuels—4.0%
ATP Oil & Gas Corp., Sr. Sec. Credit Facilities Term Loan:
Tranche B1, 11.25%, 7/15/14[1]	13,573,841	13,633,227
Tranche B2, 12.25%, 1/15/11[1]	1,919,511	1,927,909

Atlas Pipeline, Sr. Sec. Credit Facilities Term Loan, Tranche B, 6.75%, 7/27/14[1]	10,347,707	10,321,714

MEG Energy Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche D, 6%, 4/3/16[1]	6,763,050	6,676,402

Targa Resources, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6%, 12/15/17[1]	4,800,000	4,824,000
F4   |   OPPENHEIMER SENIOR FLOATING RATE FUND

	Principal
	Amount	Value

Oil, Gas & Consumable Fuels Continued
Venoco, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 4.25%, 5/7/14[1]	$15,200,000	$14,064,758

Western Refining, Inc., Sr. Sec. Credit Facilities Term Loan, 10.603%, 2/8/14[1]	6,389,088	6,031,983

		57,479,993

Financials—3.0%

Capital Markets—0.9%
Nuveen Investments, Inc., Sr. Sec. Credit Facilities Term Loan, 3.322%-3.323%, 11/1/14[1]	13,858,257	12,267,440

Consumer Finance—0.8%
CIT Group, Inc., Sr. Sec. Credit Facilities Expansion Term Loan, Tranche 2A, 9.616%, 1/18/12[1]	5,640,000	5,775,715

CIT Group, Inc., Sr. Sec. Credit Facilities Term Loan, 12.822%, 1/18/12[1]	5,640,000	5,775,715

		11,551,430

Insurance—0.6%
Swett & Crawford Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 2.499%, 4/3/14[1,3]	10,541,770	8,960,505

Thrifts & Mortgage Finance—0.7%
Green Tree Credit Solutions, Sr. Sec. Credit Facilities Term Loan, 8%, 12/10/15[1]	10,365,000	10,105,875

Health Care—12.4%

Health Care Equipment & Supplies—2.5%
CCS Medical Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 9/30/12[2]	17,860,868	12,167,717

CCS Medical Holdings, Inc., Sr. Sec. Credit Facilities Term Loan, Debtor in Possession, 13%, 2/26/10[1,3]	520,774	520,774

Carestream Health, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 2.231%, 4/30/13[1]	2,835,242	2,694,367

Carestream Health, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 5.481%, 9/26/13[1]	5,000,000	4,385,415

Caris Diagnostics, Sr. Sec. Credit Facilities Term Loan, 5%, 2/1/15[1]	7,500,000	7,462,500

dj Orthopedics, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 3.231%, 10/31/14[1,3]	8,846,949	8,603,658

		35,834,431

Health Care Providers & Services—9.6%
Alliance HealthCare Services, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.50%, 6/1/16[1]	5,000,000	4,983,855

Aveta Holdings, Inc., Sr. Sec. Credit Facilities Term Loan:
Tranche MMM, 5.49%, 8/22/11[1,3]	3,035,013	2,989,488
Tranche NAMM, 5.49%, 8/22/11[1,3]	1,263,304	1,244,355
Tranche PHMC, 5.49%, 8/22/11[1,3]	2,487,263	2,442,698
F5   |  OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

Health Care Providers & Services Continued
Capella Healthcare, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.671%, 3/2/15[1,3]	$6,288,000	$6,256,560

Community Health Systems, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 2.506%, 7/2/14[1]	11,352,703	10,745,310

Community Health Systems, Inc., Sr. Sec. Credit Facilities Term Loan, Delayed Draw, 2.506%, 7/2/14[1]	580,258	549,213

Genoa Healthcare LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.50%, 8/10/12[1,3]	6,766,525	6,225,203

HCA, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 2.501%, 11/18/13[1]	12,283,853	11,700,370

HEALTHSOUTH Corp., Extended Sr. Sec. Credit Facilities Term Loan, 4.01%, 3/15/14[1]	4,067,572	4,037,910

HEALTHSOUTH Corp., Sr. Sec. Credit Facilities Term Loan, 2.51%, 3/10/13[1]	4,942,112	4,830,915

Health Management Associates, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 2.001%, 2/28/14[1]	5,713,944	5,438,566

Healthways, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 1.751%, 11/15/13[1,3]	8,536,000	8,013,170

Manor Care, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 2.731%, 10/18/14[1]	11,742,569	11,175,016

MultiPlan, Inc., Sr. Sec. Credit Facilities Term Loan:
Tranche B, 2.75%, 4/15/13[1]	2,861,849	2,738,789
Tranche C, 2.75%, 4/12/13[1]	5,685,670	5,441,186

Quintiles Transnational Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 2.251%, 3/31/13[1]	8,394,391	8,146,757

Quintiles Transnational Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 4.251%, 3/31/14[1]	1,000,000	970,000

RehabCare Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6%, 11/3/15[1]	7,000,000	7,031,500

Rural/Metro Operating Corp., Sr. Sec. Credit Facilities Term Loan, 7%, 11/20/14[1]	3,000,000	3,013,125

SouthernCare, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 11.589%, 12/10/10[1,3]	9,680,365	5,614,612

Vanguard Health Systems, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.50%, 1/15/16[1]	7,500,000	7,507,035

Vanguard Health Systems, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 2.25%-2.481%, 9/23/11[1]	9,426,728	9,435,570

Warner Chilcott plc, Sr. Sec. Credit Facilities Term Loan:
Tranche A, 5.50%, 10/30/14[1]	2,813,559	2,825,517
Tranche B1, 5.75%, 4/30/15[1]	1,406,780	1,412,139
Tranche B2, 5.75%, 4/30/15[1]	3,094,915	3,106,707

		137,875,566
F6   |   OPPENHEIMER SENIOR FLOATING RATE FUND

	Principal
	Amount	Value

Pharmaceuticals—0.3%
PTS Acquisition Corp., Sr. Sec. Credit Facilities Term Loan, Tranche B, 2.481%, 4/10/14[1]	$4,713,740	$4,313,073

Industrials—20.3%

Aerospace & Defense—5.0%
AM General LLC, Sr. Sec. Credit Facilities Term Loan, Tranche B, 3.253%-3.281%, 9/30/13[1]	7,438,773	7,243,505

DeCrane Aircraft Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.005%, 2/21/13[1,3]	6,207,882	5,431,897

Delta Air Lines, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 8.75%, 9/16/13[1]	4,738,125	4,790,244

Hawker Beechcraft, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche A, 10.50%, 3/26/14[1]	11,970,000	11,335,590

IAP Worldwide Services, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 8.995%, 12/30/12[1,5]	20,052,149	17,495,500

IAP Worldwide Services, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 10.62%, 6/30/13[1,3,5]	8,718,802	7,029,534

United Air Lines, Inc., Sr. Sec. Credit Facilities Term Loan, 2.25%, 2/3/14[1]	22,856,518	18,604,246

		71,930,516

Air Freight & Logistics—1.3%
Evergreen International Aviation, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 10.219%, 10/31/11[1,5]	22,642,774	18,284,040

Building Products—0.5%
Champion Opco LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.685%, 5/11/13[1,3]	2,193,750	1,480,781

Flag Luxury Properties LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 2/6/11[2,3]	3,640,440	1,073,930

Summit Materials LLC, Sr. Sec. Credit Facilities Term Loan, 4.75%, 7/7/14[1]	3,520,000	3,520,000

United Subcontractors, Inc., Sr. Sec. Credit Facilities Term Loan, 6/30/15[2,3]	930,225	825,575

		6,900,286

Commercial Services & Supplies—8.3%
Allied Security Holdings LLC, Sr. Sec. Credit Facilities Term Loan, Tranche B, 6.658%, 1/29/15[1]	7,927,410	8,046,321

Asurion Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.231%-3.273%, 7/3/14[1]	9,989,962	9,716,767

Avis Car Rental, Sr. Sec. Credit Facilities Term Loan, 4%, 4/19/12[1]	11,155,651	10,918,549

Booz Allen & Hamilton, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche C, 6%, 7/31/15[1]	4,800,000	4,844,002

Bright Horizons LP, Sr. Sec. Credit Facilities Term Loan, Tranche B, 7.397%, 5/21/15[1]	8,365,075	8,395,574
F7 | OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

Commercial Services & Supplies Continued
First Data Corp., Sr. Sec. Credit Facilities Term Loan:
Tranche B-2, 2.999%-3.001%, 9/24/14[1]	$9,287,395	$8,052,302
Tranche B-3, 2.999%-3.001%, 9/24/14[1]	2,413,736	2,086,207

Language Line Holdings LLC, Sr. Sec. Credit Facilities Term Loan, 5.50%, 10/29/15[1]	8,400,000	8,442,000

NES Rentals Holdings, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 7%-7.125%, 6/22/13[1,3]	4,942,841	4,176,701

New Holdings I LLC, Sr. Sec. Credit Facilities Term Loan, Tranche B, 2.731%-2.731%, 5/18/14[1]	8,177,198	7,837,846

Orbitz Worldwide, Inc., Sr. Sec. Credit Facilities Term Loan, 3.231%-3.256%, 7/1/14[1]	992,386	948,722

Sabre Holdings Corp., Sr. Sec. Credit Facilities Term Loan, 2.481%-2.499%, 9/30/14[1]	8,150,000	7,305,570

Travelport LLC, Sr. Sec. Credit Facilities Term Loan, Tranche C, 10.50%, 8/23/13[1]	995,000	999,975

Travelport LLC, Sr. Sec. Credit Facilities Term Loan, Delayed Draw, Tranche T1, 2.731%-2.739%, 8/23/13[1]	5,969,388	5,738,074

U.S. Investigations Services, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 3.253%, 2/21/15[1]	12,295,785	11,289,067

West Corp., Sr. Sec. Credit Facilities Term Loan:
Tranche B2, 2.606%-2.624%, 10/24/13[1]	4,010,783	3,868,973
Tranche B4, 4.106%-4.124%, 7/15/16[1]	6,917,089	6,861,752

Workflow Management, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 8.955%, 10/17/10[1,3,5]	13,823,827	10,056,834

		119,585,236

Electrical Equipment—0.7%
Freescale Semiconductor, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 1.981%, 11/29/13[1]	10,808,432	9,728,713

Industrial Conglomerates—2.0%
Hillman Group, Inc. (The), Sr. Sec. Credit Facilities Term Loan, Tranche B, 4.77%, 3/31/12[1,3]	11,110,418	11,075,698

Precision Partners, Inc., Sr. Sec. Credit Facilities Term Loan, 8.63%, 10/1/13[1,3,6]	25,157,192	17,358,462

		28,434,160

Machinery—1.5%
BOC Edwards, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 2.256%, 5/31/14[1]	3,645,298	2,909,404

Manitowoc Co., Inc. (The), Sr. Sec. Credit Facilities Term Loan, Tranche B, 7.50%, 8/21/14[1]	7,387,882	7,370,949

Veyance Technologies, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 2.74%, 7/2/14[1]	11,462,547	9,839,886
F8 | OPPENHEIMER SENIOR FLOATING RATE FUND

	Principal
	Amount	Value

Machinery Continued
Veyance Technologies, Inc., Sr. Sec. Credit Facilities Term Loan, Delayed Draw, 2.74%, 7/2/14[1]	$1,346,963	$1,156,284

		21,276,523

Road & Rail—1.0%
U.S. Xpress Enterprises, Inc., Sr. Sec. Credit Facilities Term Loan, 6.50%, 10/12/14[1]	17,690,724	15,037,116

Information Technology—5.9%

IT Services—3.2%
Apptis, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 3.49%-3.51%, 12/20/12[1,3]	8,602,246	8,430,201

Caritor, Inc., Sr. Sec. Credit Facilities Term Loan, 2.51%, 5/17/13[1]	15,712,703	14,828,864

Datatel, Inc., Sr. Sec Credit Facilities 1st Lien Term Loan, 6.50%, 12/9/15[1]	2,679,286	2,699,381

Datatel, Inc., Sr. Sec Credit Facilities 2nd Lien Term Loan, 10.25%, 12/15/16[1]	3,535,000	3,623,375

Dupont Fabros Technology LP, Sr. Sec. Credit Facilities Term Loan, 4.25%, 12/2/14[1]	7,100,000	7,330,750

SunGard Data Systems, Inc., Extended Sr. Sec. Credit Facilities Term Loan, Tranche B, 3.869%-3.90%, 2/28/16[1]	9,913,949	9,773,498

		46,686,069

Semiconductors & Semiconductor Equipment—0.5%
Flextronics International Ltd., Sr. Sec. Credit Facilities Term Loan, Tranche B, 2.501%, 10/1/12[1]	5,954,315	5,738,471

Flextronics International Ltd., Sr. Sec. Credit Facilities Term Loan, 2.481%-2.501%, 10/1/14[1]	2,015,999	1,942,920

		7,681,391

Software—2.2%
Allen Systems Group, Inc., Sr. Sec. Credit Facilities Term Loan, 8.384%, 10/19/13[1]	4,800,000	4,833,000

Kronos, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 2.251%, 5/9/14[1]	11,193,455	10,657,098

Verint Systems, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 3.49%, 5/9/14[1]	16,510,736	15,602,645

		31,092,743

Materials—10.3%

Chemicals—5.8%
Ferro Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.251%, 6/6/12[1]	628,027	617,037
F9 | OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

Chemicals Continued
Hexion Specialty Chemicals, Inc., Sr. Sec. Credit Facilities Term Loan:
Tranche C-1, 4.063%, 5/15/15[1]	$5,545,571	$5,281,003
Tranche C-2, 4.063%, 5/15/15[1]	1,129,900	1,075,995
Tranche C-4, 4.063%, 5/15/15[1]	10,734,070	10,304,707
Tranche C-5, 4.063%, 5/15/15[1]	3,797,036	3,517,005

Huntsman International LLC, Sr. Sec. Credit Facilities Term Loan, Tranche B, 1.989%-1.999%, 8/16/12[1]	9,284,320	8,898,027

Lyondell Chemical Co., Sr. Sec. Credit Facilities Term Loan, Debtor in Possession, 1.50%-13%, 4/6/10[1]	5,000,000	5,239,375

Lyondell Chemical Co., Sr. Sec. Credit Facilities Term Loan, Roll-Up Debtor in Possession, Tranche T1, 3.69%-6.47%, 4/6/10[1]	6,491,867	6,820,517

Momentive Performance Materials, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 2.50%, 12/4/13[1]	14,639,758	13,611,930

Nalco Co., Sr. Sec. Credit Facilities Term Loan, 6.411%, 5/5/16[1]	3,980,000	4,045,670

PQ Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.25%, 7/30/14[1]	3,000,000	2,801,250

PQ Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 6.741%, 7/30/15[1]	13,110,000	11,979,263

Solutia, Inc., Sr. Sec. Credit Facilities Term Loan, 7.151%, 1/23/15[1]	4,920,514	5,005,743

Univar USA OPCO, Sr. Sec. Credit Facilities Term Loan, Tranche B, 3.231%, 10/10/14[1]	3,980,187	3,771,227

		82,968,749

Containers & Packaging—2.4%
Consolidated Container Co., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 5.75%, 9/28/14[1]	14,000,000	11,970,000

Consolidated Container Co., Sr. Sec. Credit Facilities Property, Plant & Equipment Term Loan, 2.50%, 3/23/14[1]	3,815,952	3,517,037

Graham Packaging Co. LP, Sr. Sec. Credit Facilities Term Loan:
Tranche B, 2.50%, 10/18/11[1]	2,168,024	2,155,378
Tranche C, 6.75%, 4/5/14[1]	6,767,462	6,838,878

Reynolds Packaging Group, Sr. Sec. Credit Facilities Term Loan, Tranche 1S, 6.25%, 11/5/15[1]	10,000,000	10,148,750

		34,630,043

Metals & Mining—1.4%
Aleris International, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 7.219%, 6/30/10[1,5]	4,090,472	2,338,388

Aleris International, Inc., Sr. Sec. Credit Facilities Term Loan, 12/19/13[2,3]	1,890,661	94,533

Aleris International, Inc., Sr. Sec. Credit Facilities Term Loan, Debtor in Possession, 0%-13%, 5/13/10[1,10]	15,076,735	15,425,385

Aleris International, Inc., Sr. Sec. Credit Facilities Term Loan, German C-1, 4.192%, 12/19/13[1,3]	2,622,241	2,051,903

		19,910,209
F10 | OPPENHEIMER SENIOR FLOATING RATE FUND

	Principal
	Amount	Value

Paper & Forest Products—0.7%
Abitibi-Consolidated Co. of Canada/Abitibi-Consolidated, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 3/31/09[2]	$11,544,068	$11,197,746

Telecommunication Services—5.9%

Diversified Telecommunication Services—3.7%
Hawaiian Telcom Communications, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche C, 4.322%, 6/1/14[1,5]	13,270,731	11,147,414

IPC Systems, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 2.481%-2.501%, 5/31/14[1]	27,538,208	24,164,777

ITC DeltaCom Communications, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 4.251%, 7/12/13[1]	18,976,968	17,221,598

		52,533,789

Wireless Telecommunication Services—2.2%
Intelsat Jackson Holdings Ltd., Sr. Sec. Credit Facilities Term Loan, 3%, 2/1/14[1]	12,056,576	11,218,644

MetroPCS Wireless, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 2.50%-2.563%, 11/4/13[1]	8,281,351	8,020,680

Telesat Canada, Sr. Sec. Credit Facilities Term Loan, Tranche B, 3.24%, 10/23/14[1]	11,273,277	11,065,927

Telesat Canada, Sr. Sec. Credit Facilities Term Loan, Delayed Draw, Tranche B, 3.24%, 10/23/14[1]	1,368,171	1,343,007

		31,648,258

Utilities—6.5%

Electric Utilities—6.2%
BRSP LLC, Sr. Sec. Credit Facilities Term Loan, 7.50%, 6/24/14[1,3]	7,130,345	7,041,216

Bosque Power Co. LLC, Sr. Sec. Credit Facilities Term Loan, 5.489%, 1/16/15[1]	14,374,048	10,900,315

Coleto Creek Power LP, Sr. Sec. Credit Facilities Term Loan, Tranche B, 2.981%-3.001%, 6/28/13[1]	14,121,348	12,868,077

Kelson Energy, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.501%, 3/8/13[1]	12,303,954	12,139,167

La Paloma Generating Co. LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 2.001%, 8/16/12[1]	4,761,253	4,189,903

La Paloma Generating Co. LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 3.751%, 8/16/13[1,3]	11,000,000	8,318,750

La Paloma Generating Co. LLC, Sr. Sec. Credit Facilities Letter of Credit Term Loan, 1.981%, 8/16/12[1]	859,546	756,400

La Paloma Generating Co. LLC, Sr. Sec. Credit Facilities Term Loan, Delayed Draw, 2.001%, 8/16/12[1]	379,201	333,697

Liberty Electric Power LLC, Sr. Sec. Credit Facilities Term Loan, 3.251%, 10/30/14[1]	7,463,120	7,113,287

MACH Gen LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 5.781%, 2/15/15[1,5]	12,648,476	9,467,385
F11 | OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

Electric Utilities Continued
Riverside Energy Center LLC/Rocky Mountain Energy Center LLC, Sr. Sec. Credit Facilities Term Loan, 4.499%, 6/24/11[1,3]	$420,998	$418,367

Rocky Mountain Energy Corp., Sr. Sec. Credit Facilities Letter of Credit Term Loan, 4.499%, 6/24/11[1,3]	38,018	37,780

Rocky Mountain Energy Corp., Sr. Sec. Credit Facilities Term Loan, 4.499%, 6/24/11[1,3]	188,773	187,593

Texas Competitive Electric Holdings Co. LLC, Sr. Sec.
Credit Facilities Term Loan:
Tranche B1, 3.751%-3.775%, 10/10/14[1]	3,671,578	3,013,752
Tranche B3, 3.731%-3.751%, 10/10/14[1]	11,719,564	9,569,353

Texas Competitive Electric Holdings Co. LLC, Sr. Sec. Credit Facilities Term Loan, Delayed Draw, 3.731%-3.751%, 10/10/14[1]	3,241,875	2,629,212

		88,984,254

Multi-Utilities—0.3%
Calpine Corp., Sr. Sec. Credit Facilities Exit Term Loan, 3.135%, 3/29/14[1]	4,984,012	4,722,352

Total Corporate Loans (Cost $1,603,452,504)		1,491,548,782

Loan Participations—0.6%
Riverside Energy Center LLC/Rocky Mountain Energy Center LLC, Sr. Sec. Credit Facilities Term Loan, 4.499%-4.531%, 6/24/11[1,3]	4,902,058	4,871,421

Rocky Mountain Energy Corp., Sr. Sec. Credit Facilities Letter of Credit Term Loan, 4.499%-4.531%, 6/24/11[1,3]	756,790	752,059

Rocky Mountain Energy Corp., Sr. Sec. Credit Facilities Term Loan, 4.499%-4.531%, 6/24/11[1,3]	2,198,056	2,184,318

Total Loan Participations (Cost $7,831,810)		7,807,798

Corporate Bonds and Notes—1.9%
Berry Plastics Corp., 5.001% Sr. Sec. Nts., 2/15/15[1]	12,000,000	11,220,000

Cognis GmbH, 2.299% Sr. Sec. Bonds, 9/15/13[1,3]	1,450,000	1,377,500

LightPoint CLO Ltd. VII, 4.273% Collateralized Loan Obligations Sub. Deferrable Nts., Series 2007-7A, Cl. D, 5/15/21[1,3]	4,500,000	2,160,000

NXP BV/NXP Funding LLC, 3.001% Sr. Sec. Nts., 10/15/13[1]	7,170,000	6,013,828

Wellman, Inc., 5% Cv. Nts., 1/30/19[2,3,5]	3,461,794	1,826,443

Western Refining, Inc., 7.754% Sr. Sec. Nts., 6/15/14[1,7]	5,580,000	5,105,700

Total Corporate Bonds and Notes (Cost $43,800,847)		27,703,471

	Shares

Preferred Stocks—0.0%
Alpha Media Group, Inc., Preferred[3,4,8] (Cost $0)	1,145	—
F12 | OPPENHEIMER SENIOR FLOATING RATE FUND

	Shares	Value

Common Stocks—0.1%
Alpha Media Group, Inc.[3,4,8]	8,587	$—

Sleep Innovations, Inc., Cl. 2[3,4]	28,602	—

Sleep Innovations, Inc., Cl. 4[3,4]	4,275	—

Star Tribune Holdings Corp.[3,4]	39,111	620,887

United Subcontractors, Inc.[3,4]	39,690	1,012,085

Wellman, Inc.[3,4]	3,371	—

Total Common Stocks (Cost $5,757,209)		1,632,972

Investment Company—3.2%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.20%[8,9] (Cost $46,273,827)	46,273,827	46,273,827

Total Investments, at Value (Cost $1,707,116,197)	109.7%	1,574,966,850

Liabilities in Excess of Other Assets	(9.7)	(139,881,334)

Net Assets	100.0%	$1,435,085,516

Footnotes to Statement of Investments

1.	Represents the current interest rate for a variable or increasing rate security.

2.	Issue is in default. See Note 1 of accompanying Notes.

3.	Illiquid security. The aggregate value of illiquid securities as of January 31, 2010 was $223,307,264, which represents 15.56% of the Fund’s net assets. See Note 6 of accompanying Notes.

4.	Non-income producing security.

5.	Interest or dividend is paid-in-kind, when applicable.

6.	Subject to a forbearance agreement. Rate shown is current rate. See Note 1 of accompanying Notes.

7.	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $5,105,700 or 0.36% of the Fund’s net assets as of January 31, 2010.

8.	Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended January 31, 2010, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Principal				Principal
	Amount/Shares	Gross		Gross	Amount/Shares
	July 31, 2009	Additions		Reductions	January 31, 2010

Alpha Media Group, Inc.	—	8,587	[a]	—	8,587
Alpha Media Group, Inc., Preferred	—	1,145	[a]	—	1,145
Alpha Media Group, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 5.10%, 5/15/13	—	16,933,567		—	16,933,567
Oppenheimer Institutional Money Market Fund, Cl. E	125,564,811	574,255,640		653,546,624	46,273,827
F13 | OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued

	Value	Income

Alpha Media Group, Inc.	$—	$—
Alpha Media Group, Inc., Preferred	—	—
Alpha Media Group, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 5.10%, 5/15/13	7,196,766	476,942
Oppenheimer Institutional Money Market Fund, Cl. E	46,273,827	92,865

	$53,470,593	$569,807

a.	All or a portion is the result of a corporate action.

9.	Rate shown is the 7-day yield as of January 31, 2010.

10.	Interest rate is less than 0.0005%.
Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1)	Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2—inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3—significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset).
The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of January 31, 2010 based on valuation input level:

			Level 3-
	Level 1-	Level 2-	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value

Assets Table
Investments, at Value:
Corporate Loans	$—	$1,491,028,008	$520,774	$1,491,548,782
Loan Participations	—	7,807,798	—	7,807,798
Corporate Bonds and Notes	—	25,877,028	1,826,443	27,703,471
Preferred Stocks	—	—	—	—
Common Stocks	—	1,632,972	—	1,632,972
Investment Company	46,273,827	—	—	46,273,827

Total Assets	$46,273,827	$1,526,345,806	$2,347,217	$1,574,966,850

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.
See accompanying Notes to Financial Statements.
F14 | OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited
January 31, 2010

Assets
Investments, at value—see accompanying statement of investments:
Unaffiliated companies (cost $1,660,842,370)	$1,521,496,257
Affiliated companies (cost $46,273,827)	53,470,593

1,574,966,850

Cash	2,899,762

Receivables and other assets:
Investments sold	30,527,882
Interest, dividends and principal paydowns	8,106,981
Shares of beneficial interest sold	4,879,213
Other	1,266,321

Total assets	1,622,647,009

Liabilities
Payables and other liabilities:
Investments purchased	115,200,919
Shares of beneficial interest redeemed	68,936,436
Dividends	685,171
Distribution and service plan fees	191,066
Transfer and shareholder servicing agent fees	124,868
Shareholder communications	109,814
Trustees’ compensation	20,157
Other	2,293,062

Total liabilities	187,561,493

Net Assets	$1,435,085,516

Composition of Net Assets
Par value of shares of beneficial interest	$181,114

Additional paid-in capital	2,073,208,512

Accumulated net investment income	157,807

Accumulated net realized loss on investments	(506,312,570)

Net unrealized depreciation on investments	(132,149,347)

Net Assets	$1,435,085,516

F15 | OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited / Continued

Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of $612,058,598 and 77,289,518 shares of beneficial interest outstanding)	$7.92
Maximum offering price per share (net asset value plus sales charge of 3.50% of offering price)	$8.21

Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $97,363,346 and 12,289,822 shares of beneficial interest outstanding)	$7.92

Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $712,338,177 and 89,848,670 shares of beneficial interest outstanding)	$7.93

Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $13,325,395 and 1,686,033 shares of beneficial interest outstanding)	$7.90
See accompanying Notes to Financial Statements.
F16 | OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF OPERATIONS Unaudited
For the Six Months Ended January 31, 2010

Investment Income
Interest:
Unaffiliated companies	$53,610,608
Affiliated companies	476,942

Dividends:
Unaffiliated companies	3,516
Affiliated companies	92,865

Other income	526,751

Total investment income	54,710,682

Expenses
Management fees	4,714,707

Distribution and service plan fees:
Class A	764,159
Class B	377,374
Class C	2,654,500

Transfer and shareholder servicing agent fees:
Class A	377,291
Class B	120,911
Class C	372,102
Class Y	3,892

Shareholder communications:
Class A	71,486
Class B	21,859
Class C	73,171
Class Y	393

Borrowing fees	3,017,243

Legal, auditing and other professional fees	672,000

Custodian fees and expenses	208,070

Trustees’ compensation	19,349

Interest expense on borrowings	13,079

Other	15,118

Total expenses	13,496,704
Less waivers and reimbursements of expenses	(33,913)

Net expenses	13,462,791

Net Investment Income	41,247,891

Realized and Unrealized Gain (Loss)
Net realized loss on:
Investments from unaffiliated companies	(53,368,788)
Swap contracts	(4,645,342)

Net realized loss	(58,014,130)

Net change in unrealized depreciation on investments	196,483,210

Net Increase in Net Assets Resulting from Operations	$179,716,971

See accompanying Notes to Financial Statements.
F17 | OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	January 31, 2010	July 31,
	(Unaudited)	2009

Operations
Net investment income	$41,247,891	$99,049,682

Net realized loss	(58,014,130)	(160,024,172)

Net change in unrealized depreciation	196,483,210	(109,660,670)

Net increase (decrease) in net assets resulting from operations	179,716,971	(170,635,160)

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(18,132,586)	(54,943,286)
Class B	(2,662,295)	(8,689,380)
Class C	(19,333,526)	(58,465,786)
Class Y	(316,668)	(650,186)

	(40,445,075)	(122,748,638)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	(22,960,967)	(152,677,258)
Class B	(11,445,487)	(28,919,233)
Class C	(26,884,502)	(163,188,110)
Class Y	3,846,641	3,565,150

	(57,444,315)	(341,219,451)

Net Assets
Total increase (decrease)	81,827,581	(634,603,249)

Beginning of period	1,353,257,935	1,987,861,184

End of period (including accumulated net investment income (loss) of $157,807 and $(645,009), respectively)	$1,435,085,516	$1,353,257,935

See accompanying Notes to Financial Statements.
F18 | OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF CASH FLOWS Unaudited
For the Six Months Ended January 31, 2010

Cash Flows from Operating Activities
Net increase in net assets from operations	$179,716,971

Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Purchase of investment securities	(467,511,391)
Proceeds from disposition of investment securities	471,836,845
Short-term investment securities, net	66,994,239
Premium amortization	235,640
Discount accretion	(11,224,879)
Net realized loss on investments	58,014,130
Net change in unrealized depreciation on investments	(196,483,210)
Increase in interest receivable	(3,088,004)
Increase in receivable for securities sold	(7,209,889)
Decrease in other assets	307,368
Increase in payable for securities purchased	22,512,735
Increase in other liabilities	1,112,435

Net cash provided by operating activities	115,212,990

Cash Flows from Financing Activities
Proceeds from bank borrowings	300,000,000
Payments on bank borrowings	(300,000,000)
Proceeds from shares sold	100,406,860
Payments on shares redeemed	(198,402,686)
Cash distributions paid	(18,618,424)

Net cash used in financing activities	(116,614,250)

Net decrease in cash	(1,401,260)

Cash, beginning balance	4,301,022

Cash, ending balance	$2,899,762

Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $21,288,454. Cash paid for interest on bank borrowings—$13,079.
See accompanying Notes to Financial Statements.
F19 | OPPENHEIMER SENIOR FLOATING RATE FUND

FINANCIAL HIGHLIGHTS

	Six Months
	Ended
	January 31, 2010				Year Ended July 31,
Class A	(Unaudited)	2009	2008	2007	2006	2005

Per Share Operating Data
Net asset value, beginning of period	$7.18	$8.27	$9.11	$9.54	$9.54	$9.56

Income (loss) from investment operations:
Net investment income[1]	.23	.48	.62	.69	.66	.53
Net realized and unrealized gain (loss)	.73	(.99)	(.85)	(.42)	—	(.02)

Total from investment operations	.96	(.51)	(.23)	.27	.66	.51

Dividends and/or distributions to shareholders:

Dividends from net investment income	(.22)	(.58)	(.61)	(.70)	(.66)	(.53)

Net asset value, end of period	$7.92	$7.18	$8.27	$9.11	$9.54	$9.54

Total Return, at Net Asset Value[2]	13.60%	(4.89)%	(2.68)%	2.75%	7.10%	5.45%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$612,059	$575,490	$855,905	$1,460,069	$1,513,036	$1,038,746

Average net assets (in thousands)	$606,484	$624,278	$1,179,865	$1,687,143	$1,292,028	$776,029

Ratios to average net assets:[3]
Net investment income	6.04%	7.15%	7.11%	7.26%	6.88%	5.63%
Total expenses	1.61%[4]	1.80%[4]	1.16%[4]	1.07%[4]	1.11%	1.09%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.61%	1.75%	1.05%	0.97%	0.97%	0.89%

Portfolio turnover rate	34%	51%	50%	105%	104%	114%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and repurchase at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended January 31, 2010	1.61%
Year Ended July 31, 2009	1.81%
Year Ended July 31, 2008	1.17%
Year Ended July 31, 2007	1.07%
See accompanying Notes to Financial Statements.
F20 | OPPENHEIMER SENIOR FLOATING RATE FUND

	Six Months
	Ended
	January 31, 2010				Year Ended July 31,
Class B	(Unaudited)	2009	2008	2007	2006	2005

Per Share Operating Data
Net asset value, beginning of period	$7.18	$8.27	$9.12	$9.54	$9.54	$9.56

Income (loss) from investment operations:
Net investment income[1]	.21	.44	.57	.64	.60	.48
Net realized and unrealized gain (loss)	.73	(.99)	(.87)	(.42)	—	(.02)

Total from investment operations	.94	(.55)	(.30)	.22	.60	.46

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.20)	(.54)	(.55)	(.64)	(.60)	(.48)

Net asset value, end of period	$7.92	$7.18	$8.27	$9.12	$9.54	$9.54

Total Return, at Net Asset Value[2]	13.25%	(5.49)%	(3.37)%	2.27%	6.49%	4.86%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$97,363	$98,997	$149,858	$247,726	$318,312	$344,337

Average net assets (in thousands)	$99,800	$106,162	$201,066	$295,655	$334,997	$327,996

Ratios to average net assets:[3]
Net investment income	5.41%	6.53%	6.48%	6.71%	6.27%	5.06%
Total expenses	2.25%[4]	2.44%[4]	1.76%[4]	1.65%[4]	1.68%	1.66%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	2.25%	2.39%	1.65%	1.55%	1.54%	1.46%

Portfolio turnover rate	34%	51%	50%	105%	104%	114%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and repurchase at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended January 31, 2010	2.25%
Year Ended July 31, 2009	2.45%
Year Ended July 31, 2008	1.77%
Year Ended July 31, 2007	1.65%
See accompanying Notes to Financial Statements.
F21 | OPPENHEIMER SENIOR FLOATING RATE FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	January 31, 2010				Year Ended July 31,
Class C	(Unaudited)	2009	2008	2007	2006	2005

Per Share Operating Data
Net asset value, beginning of period	$7.19	$8.27	$9.12	$9.55	$9.55	$9.57

Income (loss) from investment operations:
Net investment income[1]	.21	.45	.58	.64	.61	.48
Net realized and unrealized gain (loss)	.74	(.98)	(.87)	(.42)	—	(.02)

Total from investment operations	.95	(.53)	(.29)	.22	.61	.46

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.21)	(.55)	(.56)	(.65)	(.61)	(.48)

Net asset value, end of period	$7.93	$7.19	$8.27	$9.12	$9.55	$9.55

Total Return, at Net Asset Value[2]	13.31%	(5.22)%	(3.28)%	2.24%	6.56%	4.92%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$712,338	$670,264	$976,602	$1,672,484	$1,686,272	$1,350,656

Average net assets (in thousands)	$702,830	$705,289	$1,365,398	$1,843,725	$1,542,199	$1,065,783

Ratios to average net assets:[3]
Net investment income	5.57%	6.66%	6.60%	6.76%	6.36%	5.11%
Total expenses	2.08%[4]	2.28%[4]	1.68%[4]	1.58%[4]	1.61%	1.60%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	2.08%	2.23%	1.57%	1.48%	1.47%	1.40%

Portfolio turnover rate	34%	51%	50%	105%	104%	114%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and repurchase at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended January 31, 2010	2.08%
Year Ended July 31, 2009	2.29%
Year Ended July 31, 2008	1.69%
Year Ended July 31, 2007	1.58%
See accompanying Notes to Financial Statements.
F22 | OPPENHEIMER SENIOR FLOATING RATE FUND

	Six Months
	Ended
	January 31, 2010			Year Ended July 31,
Class Y	(Unaudited)	2009	2008	2007	2006[1]

Per Share Operating Data
Net asset value, beginning of period	$7.16	$8.25	$9.11	$9.54	$9.54

Income (loss) from investment operations:
Net investment income[2]	.24	.47	.69	.69	.47
Net realized and unrealized gain (loss)	.74	(.96)	(.93)	(.39)	—

Total from investment operations	.98	(.49)	(.24)	.30	.47

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.24)	(.60)	(.62)	(.73)	(.47)

Net asset value, end of period	$7.90	$7.16	$8.25	$9.11	$9.54

Total Return, at Net Asset Value[3]	13.80%	(4.66)%	(2.78)%	3.14%	5.04%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$13,326	$8,507	$5,496	$58,955	$1

Average net assets (in thousands)	$10,006	$7,054	$21,397	$11,372	$1

Ratios to average net assets:[4]
Net investment income	6.37%	7.34%	7.69%	7.34%	7.33%
Total expenses	1.27%[5]	1.62%[5]	0.87%[5]	0.82%[5]	0.96%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.27%	1.57%	0.76%	0.72%	0.85%

Portfolio turnover rate	34%	51%	50%	105%	104%

1.	For the period from November 28, 2005 (inception of offering) to July 31, 2006.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and repurchase at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended January 31, 2010	1.27%
Year Ended July 31, 2009	1.63%
Year Ended July 31, 2008	0.88%
Year Ended July 31, 2007	0.82%
See accompanying Notes to Financial Statements.
F23 | OPPENHEIMER SENIOR FLOATING RATE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Oppenheimer Senior Floating Rate Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company. The Fund seeks as high a level of current income and preservation of capital as is consistent with investing primarily in senior floating rate loans and other debt securities. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     The Fund offers Class A, Class B, Class C and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without an initial sales charge but may be subject to an early withdrawal charge (“EWC”). Class Y shares are sold to certain institutional investors without either a front-end sales charge or an EWC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C shares have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares 72 months after the end of the month in which you purchase them.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
     Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than unadjusted quoted prices for an asset that are observable are classified as “Level 2” and significant unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
     Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.
     Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. Securities whose principal exchange is NASDAQ® are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is
F24 | OPPENHEIMER SENIOR FLOATING RATE FUND

valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the “bid” and “asked” prices.
     “Money market-type” debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.
     In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of the securities’ respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
     There have been no significant changes to the fair valuation methodologies of the Fund during the period.
Securities on a When-Issued or Delayed Delivery Basis. The Fund purchases and sells interests in Senior Loans and other portfolio securities on a “when issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date.
F25 | OPPENHEIMER SENIOR FLOATING RATE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose the security at a price and yield it considers advantageous. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.
Senior Loans. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in floating rate Senior Loans made to U.S. and foreign borrowers that are corporations, partnerships or other business entities. The Fund will do so either as an original lender or as a purchaser of a loan assignment or a participation interest in a loan. While most of these loans will be collateralized, the Fund can also under normal market conditions invest up to 10% of its net assets (plus borrowings for investment purposes) in uncollateralized floating rate Senior Loans. Senior Loans are often issued in connection with recapitalizations, acquisitions, leveraged buyouts, and refinancing of borrowers. The Senior Loans pay interest at rates that float above (or are adjusted periodically based on) a benchmark that reflects current interest rates. Senior Loans generally are not listed on any national securities exchange or automated quotation system and no active trading market exists for many Senior Loans. As a result, many Senior Loans are illiquid, meaning the Fund may not be able to value them accurately or to sell them quickly at a fair price. To the extent that a secondary market does exist for certain Senior Loans, the market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.
     As of January 31, 2010, securities with an aggregate market value of $1,499,356,580, representing 104.48% of the Fund’s net assets were comprised of Senior Loans, of which $216,310,349 representing 15.07% of the Fund’s net assets, were illiquid.
Security Credit Risk. Senior loans are subject to credit risk. Credit risk relates to the ability of the borrower under a senior loan to make interest and principal payments as they become due. The Fund’s investments in senior loans are subject to risk of default. Information concerning securities in default as of January 31, 2010 is as follows:

Cost	$191,528,390
Market Value	$89,727,825
Market Value as a % of Net Assets	6.25%
The Fund has entered into forbearance agreements with certain obligors under which the Fund has agreed to temporarily forego payment of the original principal or coupon interest rates. As of January 31, 2010, securities with an aggregate market value of $34,531,089,
F26 | OPPENHEIMER SENIOR FLOATING RATE FUND

representing 2.41% of the Fund’s net assets, were subject to these forbearance agreements. Interest payments of $1,566,321 are contractually owed to the Fund with respect to these securities and will not be collected under these forbearance agreements.
Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
     During the fiscal year ended July 31, 2009, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year. As of July 31, 2009, the Fund had available for federal income tax purposes post-October losses of $156,972,248 and unused capital loss carryforwards as follows:

Expiring

2010	$10,765,372
2011	26,003,298
2014	4,679,034
2015	6,897,861
2016	50,471,975
2017	186,215,370

Total	$285,032,910

As of January 31, 2010, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $500,019,288 expiring by 2018. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased
F27 | OPPENHEIMER SENIOR FLOATING RATE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended January 31, 2010, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains.
     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of January 31, 2010 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$1,715,310,329

Gross unrealized appreciation	$61,413,248
Gross unrealized depreciation	(201,756,727)

Net unrealized depreciation	$(140,343,479)

Trustees’ Compensation. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually. The tax character of distributions is determined as
F28 | OPPENHEIMER SENIOR FLOATING RATE FUND

of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
2. Shares of Beneficial Interest
Each quarter the Fund intends to make a “Repurchase Offer” to repurchase a portion of the Fund’s outstanding shares from shareholders. The Repurchase Offers are designed to provide some liquidity for Fund investors who wish to sell some or all of their shares. The Fund has adopted the following fundamental policies concerning periodic repurchase offers:
•	The Fund will make periodic Repurchase Offers, pursuant to Rule 23c-3 under the Investment Company Act of 1940 (as that rule may be amended from time to time).

•	Repurchase offers shall be made at periodic intervals of three months between repurchase request deadlines. The deadlines will be at the time on a regular business day (normally the last regular business day) in the months of January, April, July and October to be determined by the Fund’s Board of Trustees.

•	The repurchase pricing date for a particular Repurchase Offer shall be not more than 14 days after the repurchase request deadline for the repurchase offer. If that day is not a regular business day, then the repurchase pricing date will be the following business day.
F29 | OPPENHEIMER SENIOR FLOATING RATE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
2. Shares of Beneficial Interest Continued
     Each quarter, the Fund’s Board will determine the number of shares that the Fund will offer to repurchase in a particular Repurchase Offer. The Repurchase Offer amount will be at least 5% but not more than 25% of the total number of shares of all classes of the Fund (in the aggregate) outstanding on the repurchase request deadline. If shareholders tender more than the Repurchase Offer amount for a particular Repurchase Offer, the Fund may repurchase up to an additional 2% of the shares outstanding on the repurchase request deadline.
For the six months ended January 31, 2010, the Fund extended two Repurchase Offers:

	Percentage of	Amount of
Repurchase	Outstanding Shares	Shares the	Number of
Request	the Fund Offered	Fund Offered	Shares Tendered
Deadlines	to Repurchase	to Repurchase	(all classes)

January 31, 2010	25%	45,278,511	9,871,252
October 31, 2009	25	45,013,125	13,996,133
The Fund is authorized to issue an unlimited number of shares of each class and at the date of this report has registered 903,615,584 shares, par value $0.001 each. Transactions in shares of beneficial interest were as follows:

	Six Months Ended January 31, 2010		Year Ended July 31, 2009
	Shares	Amount	Shares	Amount

Class A
Sold	8,460,504	$64,531,422	9,559,637	$64,056,950
Dividends and/or distributions reinvested	1,224,134	9,353,710	4,741,412	30,167,213
Repurchased	(12,571,779)	(96,846,099)	(37,678,824)	(246,901,421)

Net decrease	(2,887,141)	$(22,960,967)	(23,377,775)	$(152,677,258)

Class B
Sold	529,705	$4,044,672	859,925	$5,624,400
Dividends and/or distributions reinvested	235,398	1,798,903	940,294	5,977,025
Repurchased	(2,262,874)	(17,289,062)	(6,140,028)	(40,520,658)

Net decrease	(1,497,771)	$(11,445,487)	(4,339,809)	$(28,919,233)

Class C
Sold	4,239,976	$32,577,927	4,977,378	$32,700,236
Dividends and/or distributions reinvested	1,320,908	10,109,674	5,339,319	33,977,948
Repurchased	(8,992,897)	(69,572,103)	(35,077,955)	(229,866,294)

Net decrease	(3,432,013)	$(26,884,502)	(24,761,258)	$(163,188,110)

Class Y
Sold	534,829	$4,132,052	1,172,532	$7,672,891
Dividends and/or distributions reinvested	3,393	26,167	22,009	138,014
Repurchased	(39,835)	(311,578)	(672,821)	(4,245,755)

Net increase	498,387	$3,846,641	521,720	$3,565,150

F30 | OPPENHEIMER SENIOR FLOATING RATE FUND

3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF for the six months ended January 31, 2010, were as follows:

	Purchases	Sales

Investment securities	$467,511,391	$471,836,845
4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule

Up to $200 million	0.75%
Next $200 million	0.72
Next $200 million	0.69
Next $200 million	0.66
Over $800 million	0.60
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended January 31, 2010, the Fund paid $903,080 to OFS for services to the Fund.
     Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Distribution and Service Plans for Class B and Class C Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B and Class C shares under Rule 12b-1
F31 | OPPENHEIMER SENIOR FLOATING RATE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
4. Fees and Other Transactions with Affiliates Continued
of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of up to 0.75% on Class B and Class C shares daily net assets. The Board of Trustees has currently set that fee rate at 0.50% of average annual net assets of the respective class per year under each plan but may increase it up to 0.75% in the future. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B or Class C plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations. The Distributor determines its uncompensated expenses under the Plans at calendar quarter ends. The Distributor’s aggregate uncompensated expenses under the Plans at December 31, 2009 were as follows:

Class B	$6,665,798
Class C	42,608,230
Sales Charges. Front-end sales charges and early withdrawal charges (“EWC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the EWC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

		Class A	Class B	Class C
	Class A	Early	Early	Early
	Front-End	Withdrawal	Withdrawal	Withdrawal
	Sales Charges	Charges	Charges	Charges
Six Months	Retained by	Retained by	Retained by	Retained by
Ended	Distributor	Distributor	Distributor	Distributor

January 31, 2010	$60,049	$1,434	$40,517	$8,292
Waivers and Reimbursements of Expenses. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.
     The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF. During the six months ended January 31, 2010, the Manager waived fees and/or reimbursed the Fund $33,913 for IMMF management fees.
Market Risk Factors. In accordance with its investment objectives, the Fund may use derivatives to increase or decrease its exposure to one or more of the following market risk factors:
Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities
F32 | OPPENHEIMER SENIOR FLOATING RATE FUND

market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.
Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.
Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.
Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.
Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.
The Fund’s actual exposures to these market risk factors during the period are discussed in further detail, by derivative type, below.
Risks of Investing in Derivatives. The Fund’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.
     Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance.
     Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and
F33 | OPPENHEIMER SENIOR FLOATING RATE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
4. Fees and Other Transactions with Affiliates Continued
counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.
Counterparty Credit Risk. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that the Manager believes to be credit worthy at the time of the transaction. To reduce this risk the Fund has entered into master netting arrangements, established within the Fund’s International Swap and Derivatives Association, Inc. (“ISDA”) master agreements, which allow the Fund to net unrealized appreciation and depreciation for positions in swaps, over-the-counter options, and forward currency exchange contracts for each individual counterparty.
Credit Related Contingent Features. The Fund has several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund’s net assets and or a percentage decrease in the Fund’s Net Asset Value or NAV. The contingent features are established within the Fund’s ISDA master agreements which govern positions in swaps, over-the-counter options, and forward currency exchange contracts for each individual counterparty.
The effect of derivative instruments on the Statement of Operations is as follows:
Amount of Realized Gain or Loss Recognized on Derivatives

Derivatives Not Accounted for as Hedging Instruments	Swap contracts

Credit contracts	$(4,645,342)
Swap Contracts
The Fund may enter into swap contract agreements with a counterparty to exchange a series of cash flows based on either specified reference rates, or the occurrence of a credit event, over a specified period. Such contracts may include interest rate, equity, debt, index, total return, credit and currency swaps.
     Swaps are marked to market daily using primarily quotations from pricing services, counterparties and brokers. Swap contracts are reported on a schedule following the Statement of Investments. The values of swap contracts are aggregated by positive and negative values and disclosed separately on the Statement of Assets and Liabilities by contracts in unrealized appreciation and depreciation positions. Upfront payments paid or received, if any, affect the value of the respective swap. Therefore, to determine the unrealized appreciation (depreciation) on swaps, upfront payments paid should be subtracted from, while upfront payments received should be added to, the value of contracts reported
F34 | OPPENHEIMER SENIOR FLOATING RATE FUND

as an asset on the Statement of Assets and Liabilities. Conversely, upfront payments paid should be added to, while upfront payments received should be subtracted from the value of contracts reported as a liability. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations.
     Swap contract agreements are exposed to the market risk factor of the specific underlying reference asset. Swap contracts are typically more attractively priced compared to similar investments in related cash securities because they isolate the risk to one market risk factor and eliminate the other market risk factors. Investments in cash securities (for instance bonds) have exposure to multiple risk factors (credit and interest rate risk). Because swaps require little or no initial cash investment, they can expose the Fund to substantial risk in the isolated market risk factor.
Credit Default Swap Contracts. A credit default swap is a bilateral contract that enables an investor to buy or sell protection on a debt security against a defined-issuer credit event, such as the issuer’s failure to make timely payments of interest or principal on the debt security, bankruptcy or restructuring. The Fund may enter into credit default swaps either by buying or selling protection on a single security or a basket of securities (the “reference asset”).
     The buyer of protection pays a periodic fee to the seller of protection based on the notional amount of debt securities underlying the swap contract. The seller of protection agrees to compensate the buyer of protection for future potential losses as a result of a credit event on the reference asset. The contract effectively transfers the credit event risk of the reference asset from the buyer of protection to the seller of protection.
     The ongoing value of the contract will fluctuate throughout the term of the contract based primarily on the credit risk of the reference asset. If the credit quality of the reference asset improves relative to the credit quality at contract initiation, the buyer of protection may have an unrealized loss greater than the anticipated periodic fee owed. This unrealized loss would be the result of current credit protection being cheaper than the cost of credit protection at contract initiation. If the buyer elects to terminate the contract prior to its maturity, and there has been no credit event, this unrealized loss will become realized. If the contract is held to maturity, and there has been no credit event, the realized loss will be equal to the periodic fee paid over the life of the contract.
     If there is a credit event, the buyer of protection can exercise its rights under the contract and receive a payment from the seller of protection equal to the notional amount of the reference asset less the market value of the reference asset. Upon exercise of the contract the difference between the value of the underlying reference asset and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations.
F35 | OPPENHEIMER SENIOR FLOATING RATE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
4. Fees and Other Transactions with Affiliates Continued
     The Fund has purchased credit protection through credit default swaps to decrease exposure to the credit risk of individual securities and, or, indexes.
     Additional associated risks to the Fund include counterparty credit risk and liquidity risk.
     As of January 31, 2010, the Fund had no such credit default swaps outstanding.
6. Illiquid Securities
As of January 31, 2010, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.
7. Loan Commitments
Pursuant to the terms of certain credit agreements, the Fund has unfunded loan commitments of $890,726 at January 31, 2010. The Fund generally will maintain with its custodian, liquid investments having an aggregate value at least equal to the par value of unfunded loan commitments. At January 31, 2010, these commitments have a market value of $911,324 and have been included as Corporate Loans in the Statement of Investments.
8. Borrowings
The Fund can borrow money from banks in an amount up to one third its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings. The Fund may borrow if necessary to obtain short-term credit to allow it to repurchase shares during Repurchase Offers, to manage cash flows, and to fund additional purchase commitments under Senior Loans. The Fund may also borrow to acquire additional investments (a technique known as “leverage”). The use of leverage will subject the Fund to greater costs than funds that do not borrow for leverage, and may also make the Fund’s share price more sensitive to interest changes. Expenses incurred by the Fund with respect to interest on borrowings and commitment fees are disclosed separately or as other expenses on the Statement of Operations.
     The Fund entered into a Revolving Credit and Security Agreement (the “Agreement”) with conduit lenders and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $2.25 billion, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (0.2315% as of January 31, 2010). The Fund pays additional fees annually to its lender on its outstanding borrowings to manage and administer the facility. The Fund is also allocated its pro-rata share of an annual structuring fee and ongoing commitment fees both of which are
F36 | OPPENHEIMER SENIOR FLOATING RATE FUND

based on the total facility size. Total fees and interest that are included in expenses on the Fund’s Statement of Operations related to its participation in the borrowing facility during the six months ended January 31, 2010 equal 0.42% of the Fund’s average net assets on an annualized basis. The Fund has the right to prepay such loans and terminate its participation in the conduit loan facility at any time upon prior notice.
Details of the borrowings for the six months ended January 31, 2010 are as follows:

Average Daily Loan Balance	$7,336,957
Average Daily Interest Rate	0.319%
Fees Paid	$2,865,068
Interest Paid	$13,079
     As of January 31, 2010, the Fund had no such borrowings outstanding.
9. Subsequent Events Evaluation
The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. This evaluation determined that the following subsequent event warranted disclosure:
     The Board of Trustees of the Fund has determined that it is in the best interest of the Fund’s shareholders that the Fund convert from a closed-end investment company to an open-end investment company. Conversion of the Fund from a closed-end investment company to an open-end investment company (the “Conversion”) will provide shareholders with the ability to redeem their shares on a daily basis at net asset value, less applicable sales charge. Additionally, if the Conversion is approved, certain fundamental investment policies regarding quarterly repurchases that are currently in place would be eliminated.
     The Conversion is conditioned upon, among other things, approval by the Fund’s shareholders. If approved by the shareholders, the Conversion is expected to take place on or about June 18, 2010.
10. Pending Litigation
Since 2009, a number of lawsuits have been filed in federal courts against the Manager, the Distributor, and certain mutual funds (“Defendant Funds”) advised by the Manager and distributed by the Distributor (but not against the Fund). The lawsuits naming the Defendant Funds also name as defendants certain officers, trustees and former trustees of the respective Defendant Funds. The plaintiffs seek class action status on behalf of purchasers of shares of the respective Defendant Fund during a particular time period. The lawsuits raise claims under federal securities laws alleging that, among other things, the disclosure documents of the respective Defendant Fund contained misrepresentations and omissions, that such Defendant Fund’s investment policies were not followed, and that such Defendant Fund and the other defendants violated federal securities laws and regulations. The plaintiffs seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses.
F37 | OPPENHEIMER SENIOR FLOATING RATE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
10. Pending Litigation Continued
     In 2009, lawsuits were filed in state court against the Manager and a subsidiary (but not against the Fund), on behalf of the New Mexico Education Plan Trust. These lawsuits allege breach of contract, breach of fiduciary duty, negligence and violation of state securities laws, and seek compensatory damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     Other lawsuits have been filed since 2008 in various state and federal courts, against the Manager and certain of its affiliates. Those lawsuits were filed by investors who made investments through an affiliate of the Manager, and relate to the alleged investment fraud perpetrated by Bernard Madoff and his firm (“Madoff”). Those suits allege a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses. None of the suits have named the Distributor, any of the Oppenheimer mutual funds or any of their independent Trustees or Directors as defendants. None of the Oppenheimer funds invested in any funds or accounts managed by Madoff.
     The Manager believes that the lawsuits described above are without legal merit and is defending against them vigorously. The Defendant Funds’ Boards of Trustees have also engaged counsel to defend the suits brought against those Funds and the Trustees named in those suits. While it is premature to render any opinion as to the outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, the Manager believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer funds.
F38 | OPPENHEIMER SENIOR FLOATING RATE FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited
Each year, the Board of Trustees (the “Board”), including a majority of the independent Trustees, is required to determine whether to renew the Fund’s investment advisory agreement (the “Agreement”). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.
     The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager’s services, (ii) the investment performance of the Fund and the Manager, (iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.
     Outlined below is a summary of the principal information considered by the Board as well as the Board’s conclusions.
     Nature, Quality and Extent of Services. The Board considered information about the nature, quality, and extent of the services provided to the Fund and information regarding the Manager’s key personnel who provide such services. The Manager’s duties include providing the Fund with the services of the portfolio managers and the Manager’s investment team, who provide research, analysis and other advisory services in regard to the Fund’s investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund’s investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund’s operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund’s shares. The Manager also provides the Fund with office space, facilities and equipment.
15   |   OPPENHEIMER SENIOR FLOATING RATE FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited / Continued
     The Board also considered the quality of the services provided and the quality of the Manager’s resources that are available to the Fund. The Board took account of the fact that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager’s advisory, administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager’s key personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Joseph Welsh and Margaret Hui, the portfolio managers for the Fund, and the Manager’s investment team and analysts. The Board members also considered the totality of their experiences with the Manager as directors or trustees of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with the renewal of the Fund’s service agreements. The Board concluded, in light of the Manager’s experience, reputation, personnel, operations and resources that the Fund benefits from the services provided under the Agreement.
     Investment Performance of the Manager and the Fund. Throughout the year, the Manager provided information on the investment performance of the Fund and the Manager, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund’s historical performance to relevant market indices and to the performance of other closed-end loan participation funds. The Board noted that the Fund’s one-year, three-year and five-year performance was better than its peer group median.
     Costs of Services by the Manager. The Board reviewed the fees paid to the Manager and the other expenses borne by the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund and other loan participation funds with comparable asset levels and distribution features. The Board noted that the Fund’s actual management fees and total expenses were lower than its peer group median.
     Economies of Scale and Profits Realized by the Manager. The Board considered information regarding the Manager’s costs in serving as the Fund’s investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager’s profitability from its relationship with the Fund. The Board reviewed whether the Manager may realize economies of scale in managing
16   |   OPPENHEIMER SENIOR FLOATING RATE FUND

and supporting the Fund. The Board noted that the Fund currently has management fee breakpoints, which are intended to share with Fund shareholders economies of scale that may exist as the Fund’s assets grow.
     Other Benefits to the Manager. In addition to considering the profits realized by the Manager, the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager’s affiliates. The Board also considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide quality services to the Fund.
     Conclusions. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees’ counsel are independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.
     Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, decided to continue the Agreement through August 31, 2010. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the above information, and considered the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.
17   |   OPPENHEIMER SENIOR FLOATING RATE FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding—Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus, or, if available, the fund’s summary prospectus, annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus, or, if available, the summary prospectus, reports and privacy policy within 30 days of receiving your request to stop householding.
18   |   OPPENHEIMER SENIOR FLOATING RATE FUND

Item 2. Code of Ethics.
Not applicable to semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable to semiannual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable to semiannual reports.
Item 5. Audit Committee of Listed Registrants
Not applicable.
Item 6. Schedule of Investments.
a) Not applicable.
b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to semiannual reports.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable to semiannual reports.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
REGISTRANT PURCHASES OF EQUITY SECURITIES

Total Number of
Shares Purchased as
			Part of Publicly	Maximum Number of Shares
	Total Number of	Average Price	Announced Plans or	that May Yet Be Purchased
Period	Shares Purchased	Paid per Share	Programs	Under the Plans or Programs
October 1, 2009 through October 30, 2009[1]	Class A – 7,899,043 Class B – 1,097,755 Class C – 4,989,584	Class A – $7.60 Class B – $7.60 Class C – $7.61	Class A – 7,899,043 Class B – 1,097,755 Class C – 4,989,584	0
	Class Y – 9,752	Class Y – $7.58	Class Y – 9,752

January 4, 2010 through January 29, 2010[2]	Class A – 4,672,737 Class B – 1,165,119 Class C – 4,003,313	Class A – $7.92 Class B – $7.92 Class C – $7.93	Class A – 4,672,737 Class B – 1,165,119 Class C – 4,003,313	0
	Class Y – 30,084	Class Y – $7.90	Class Y – 30,084

Total	Class A – 12,571,780	–	Class A – 12,571,780	0
	Class B – 2,262,874		Class B – 2,262,874
	Class C – 8,992,897		Class C – 8,992,897
	Class Y – 39,836		Class Y – 39,836

Footnotes

1 —	Date repurchase offer was announced: October 1, 2009
The share amount approved: up to twenty five percent (25%) of the aggregate of the Fund’s issued and outstanding Class A, Class B, Class C and Class Y shares of beneficial interest — 45,013,125 The expiration date of the repurchase offer: on or before the close of the New York Stock Exchange on October 31, 2009

2 —	Date repurchase offer was announced: January 4, 2010
The share amount approved: up to twenty five percent (25%) of the aggregate of the Fund’s issued and outstanding Class A, Class B, Class C and Class Y shares of beneficial interest — 47,278,511 The expiration date of the repurchase offer: on or before the close of the New York Stock Exchange on January 31, 2010

Item 10. Submission of Matters to a Vote of Security Holders.
The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards
1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.
2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.
3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”

5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.
Item 11. Controls and Procedures.
Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 01/31/2010, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.

(a)	(1) Not applicable to semiannual reports.

(2) Exhibits attached hereto.

(3) Not applicable.

(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Oppenheimer Senior Floating Rate Fund

By:	/s/ William F. Glavin, Jr. William F. Glavin, Jr.
Principal Executive Officer

Date:	03/08/2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr. William F. Glavin, Jr.
Principal Executive Officer

Date:	03/08/2010

By:	/s/ Brian W. Wixted Brian W. Wixted
Principal Financial Officer

Date:	03/08/2010